Derivatives - Summary of Derivative Interest Rate Swap Contract List (Details) - 12 months ended Dec. 31, 2023 $ in Thousands, $ in Thousands, ₩ in Millions		KRW (₩)	AUD ($)	USD ($)
Designated as Hedging Instrument | Interest rate swap 1 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Export-Import Bank of Korea
Derivative, Term of Contract		2015~2031
Contract Interest rate Pay		2.67
Contract Interest rate Receive		6M USD Libor
Contract amount | $				$ 15,893
Designated as Hedging Instrument | Interest rate swap 2 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		ING Bank
Derivative, Term of Contract		2015~2031
Contract Interest rate Pay		2.67
Contract Interest rate Receive		6M USD Libor
Contract amount | $				7,861
Designated as Hedging Instrument | Interest rate swap 3 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		BNP Paribas
Derivative, Term of Contract		2015~2031
Contract Interest rate Pay		2.67
Contract Interest rate Receive		6M USD Libor
Contract amount | $				7,861
Designated as Hedging Instrument | Interest rate swap 4 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		BNP Paribas
Derivative, Term of Contract		2009~2027
Contract Interest rate Pay		4.16
Contract Interest rate Receive		6M USD Libor
Contract amount | $				41,040
Designated as Hedging Instrument | Interest rate swap 5 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		KFW
Derivative, Term of Contract		2009~2027
Contract Interest rate Pay		4.16
Contract Interest rate Receive		6M USD Libor
Contract amount | $				41,040
Designated as Hedging Instrument | Interest rate swap 6 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Export-Import Bank of Korea
Derivative, Term of Contract		2016~2036
Contract Interest rate Pay		3.00
Contract Interest rate Receive		6M USD Libor
Contract amount | $				60,977
Not Designated as Hedging Instrument | Interest rate swap 1 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty	[1]	Nomura
Derivative, Term of Contract	[1]	2018~2038
Contract Interest rate Pay	[1]	3M CD+0.10
Contract Interest rate Receive	[1]	3.75
Contract amount	[1]	₩ 30,000
Not Designated as Hedging Instrument | Interest rate swap 2 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2019~2024
Contract Interest rate Pay		1.87
Contract Interest rate Receive		3M CD+0.13
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 3 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Shinhan Bank
Derivative, Term of Contract		2021~2025
Contract Interest rate Pay		2.32
Contract Interest rate Receive		3M CD+0.43
Contract amount		₩ 100,000
Not Designated as Hedging Instrument | Interest rate swap 4 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		3.02
Contract Interest rate Receive		3M CD+0.61
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 5 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		3.04
Contract Interest rate Receive		3M CD+0.58
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 6 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		3.38
Contract Interest rate Receive		3M CD+0.59
Contract amount		₩ 250,000
Not Designated as Hedging Instrument | Interest rate swap 7 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Nomura
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		3.55
Contract Interest rate Receive		3M CD+0.60
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 8 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Shinhan Bank
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		3.53
Contract Interest rate Receive		3M CD+0.55
Contract amount		₩ 150,000
Not Designated as Hedging Instrument | Interest rate swap 9 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		3.70
Contract Interest rate Receive		3M CD+0.59
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 10 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Nomura
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		3.89
Contract Interest rate Receive		3M CD+0.67
Contract amount		₩ 300,000
Not Designated as Hedging Instrument | Interest rate swap 11 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		3.93
Contract Interest rate Receive		3M CD+0.67
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 12 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Nomura
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		3.80
Contract Interest rate Receive		3M CD+0.68
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 13 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Nomura
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		4.04
Contract Interest rate Receive		3M CD+0.60
Contract amount		₩ 300,000
Not Designated as Hedging Instrument | Interest rate swap 14 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		4.68
Contract Interest rate Receive		3M CD+1.04
Contract amount		₩ 100,000
Not Designated as Hedging Instrument | Interest rate swap 15 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2022~2027
Contract Interest rate Pay		5.45
Contract Interest rate Receive		3M CD+1.20
Contract amount		₩ 100,000
Not Designated as Hedging Instrument | Interest rate swap 16 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Shinhan Bank
Derivative, Term of Contract		2023~2028
Contract Interest rate Pay		4.27
Contract Interest rate Receive		3M CD+0.76
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 17 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Shinhan Bank
Derivative, Term of Contract		2023~2028
Contract Interest rate Pay		4.27
Contract Interest rate Receive		3M CD+0.76
Contract amount		₩ 50,000
Not Designated as Hedging Instrument | Interest rate swap 18 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Nomura
Derivative, Term of Contract		2023~2028
Contract Interest rate Pay		4.13
Contract Interest rate Receive		3M CD+0.73
Contract amount		₩ 250,000
Not Designated as Hedging Instrument | Interest rate swap 19 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2023~2028
Contract Interest rate Pay		3.74
Contract Interest rate Receive		3M CD+0.51
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 20 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2023~2028
Contract Interest rate Pay		4.19
Contract Interest rate Receive		3M CD+0.50
Contract amount		₩ 100,000
Not Designated as Hedging Instrument | Interest rate swap 21 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Shinhan Bank
Derivative, Term of Contract		2023~2028
Contract Interest rate Pay		3.81
Contract Interest rate Receive		3M CD+0.70
Contract amount		₩ 300,000
Not Designated as Hedging Instrument | Interest rate swap 22 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Hana Bank
Derivative, Term of Contract		2023~2028
Contract Interest rate Pay		3.95
Contract Interest rate Receive		3M CD+0.50
Contract amount		₩ 200,000
Not Designated as Hedging Instrument | Interest rate swap 23 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Nomura
Derivative, Term of Contract		2017~2032
Contract Interest rate Pay		2.55%+Floating rate
Contract Interest rate Receive		2.60
Contract amount		₩ 52,457
Not Designated as Hedging Instrument | Interest rate swap 24 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Nomura
Derivative, Term of Contract		2017~2032
Contract Interest rate Pay		2.57%+Floating rate
Contract Interest rate Receive		2.62
Contract amount		₩ 59,423
Not Designated as Hedging Instrument | Interest rate swap 25 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty	[2]	Nomura
Derivative, Term of Contract	[2]	2021~2041
Contract Interest rate Pay	[2]	1.84
Contract Interest rate Receive	[2]	2.60
Contract amount	[2]	₩ 30,000
Not Designated as Hedging Instrument | Interest rate swap 26 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty	[3]	Nomura
Derivative, Term of Contract	[3]	2021~2041
Contract Interest rate Pay	[3]	1.87
Contract Interest rate Receive	[3]	2.38
Contract amount	[3]	₩ 50,000
Not Designated as Hedging Instrument | Interest rate swap 27 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		ANZ
Derivative, Term of Contract		2022~2025
Contract Interest rate Pay		0.48
Contract Interest rate Receive		3.33
Contract amount | $			$ 865
Not Designated as Hedging Instrument | Interest rate swap 28 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		DBS Bank
Derivative, Term of Contract		2022~2025
Contract Interest rate Pay		0.48
Contract Interest rate Receive		3.33
Contract amount | $			865
Not Designated as Hedging Instrument | Interest rate swap 29 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Societe Generale
Derivative, Term of Contract		2022~2025
Contract Interest rate Pay		0.48
Contract Interest rate Receive		3.28
Contract amount | $			$ 865
Not Designated as Hedging Instrument | Interest rate swap 30 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		MUFG
Derivative, Term of Contract		2022~2048
Contract Interest rate Pay		SOFR(3M)
Contract Interest rate Receive		3.71
Contract amount | $				155,941
Not Designated as Hedging Instrument | Interest rate swap 31 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Mizuho Bank
Derivative, Term of Contract		2022~2048
Contract Interest rate Pay		SOFR(3M)
Contract Interest rate Receive		1.05
Contract amount | $				155,941
Not Designated as Hedging Instrument | Interest rate swap 32 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Mizuho Bank
Derivative, Term of Contract		2022~2024
Contract Interest rate Pay		SOFR(1M)
Contract Interest rate Receive		1.80
Contract amount | $				112,194
Not Designated as Hedging Instrument | Interest rate swap 33 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Rabobank
Derivative, Term of Contract		2022~2036
Contract Interest rate Pay		1.83
Contract Interest rate Receive		SOFR(6M)
Contract amount | $				37,130
Not Designated as Hedging Instrument | Interest rate swap 34 contracts
Disclosure of Derivative Interest rate swap contract detail list [Line Items]
Counterparty		Mizuho Capital Markets LLC
Derivative, Term of Contract		2021~2045
Contract Interest rate Pay		5.38
Contract Interest rate Receive		1.14
Contract amount | $				$ 82,886

[1]	Depending on the counterparty exercising the right, the contract may be early settled on the same date every year from June 15, 2023.
[2]	1.84% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CMT+0.35% is applied thereafter.
[3]	1.87% of the contract paying interest rate is applied for five years from the date of issuance, and 3M CMT+0.35% is applied thereafter.